Discontinued operations and assets classified as held for sale - Results of Domestic Appliances (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Discontinued operations and assets classified as held for sale [Line Items]
Revenue		€ 17,827		€ 17,156		€ 17,313
Profit (loss) from operating activities		(1,529)		553		1,264
Result on the sale of discontinued operations, before tax		1		3,241
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations		18		737		81
Profit (loss) from discontinued operations		13	[1]	2,711	[2]	196	[2]
Discontinued operations [member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations		13		2,711		196
Discontinued operations [member] | Domestic Appliances business group [member]
Discontinued operations and assets classified as held for sale [Line Items]
Revenue		6		1,516		2,222
Profit (loss) from operating activities		4		194		279
Domestic Appliances [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Discontinued Operations, Expenses		(2)		(1,322)		(1,944)
Result on the sale of discontinued operations, before tax				3,241
Profit Loss Discontinued Operations, Before Tax		5		3,435		279
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations	[3]	(2)		6		(72)
Tax expense (income) relating to gain (loss) on discontinuance				(743)
Profit (loss) from discontinued operations		€ 3		€ 2,698		€ 206

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	The income tax expense from discontinued operations is calculated based on the separate return method, as if Domestic Appliances was filing its own separate tax returns.